Investment property (Table)	6 Months Ended
Dec. 31, 2019
Investment property
Schedule of investment property

Total
£’000
At 1 July 2019
Cost	32,193
Accumulated depreciation and impairment	(7,214)
Net book amount	24,979
Six months ended 31 December 2019
Opening net book amount	24,979
Depreciation charge	(187)
Closing net book amount	24,792
At 31 December 2019
Cost	32,193
Accumulated depreciation and impairment	(7,401)
Net book amount	24,792

At 1 July 2018
Cost	19,769
Accumulated depreciation and impairment	(5,933)
Net book amount	13,836
Six months ended 31 December 2018
Opening net book amount	13,836
Depreciation charge	(64)
Closing net book amount	13,772
At 31 December 2018
Cost	19,769
Accumulated depreciation and impairment	(5,997)
Net book amount	13,772